Commitments and Contingencies - Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Fixed operating lease costs	$ 2,539	$ 2,090
Short-term lease costs	1,225	18
Variable operating lease costs	362	85
Sublease income	0	(77)
Total lease costs	$ 4,126	$ 2,116